BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 16,380	$ 25,764	$ 19,623
Accounts receivable	22	0
Unbilled revenue receivable	2	13	0
Receivable from related party (Note 12)	46	17	15
Prepaid expenses and other assets	1,623	1,844	403
Total current assets	18,073	27,638	20,041
Property and equipment, net (Note 4)	1,206	1,317	503
Other noncurrent assets	64	32	32
Total assets	19,343	28,987	20,576
Current liabilities:
Current portion of long-term debt (Note 5)	1,570	0	1,213
Accounts payable	1,045	1,049	509
Accrued Northwestern University License Agreements fee			1,500
Accrued legal expenses	735	251	123
Accrued payroll-related expenses	539	718	423
Accrued expenses and other current liabilities (Note 4)	1,652	1,273	2,160
Contract with customer, liability, current	0	1,034
Current portion of deferred revenue (Note 3)		1,034	8,276
Other accrued expenses	378	304	114
Total current liabilities	4,267	3,356	12,158
Long-term debt, net (Note 4)	3,333	4,855	4,454
Preferred stock warrant liability (Note 10)		0	201
Common stock warrant liability (Note 10)	1,566	523	0
Deferred revenue, net of current portion (Note 3)			1,034
Other noncurrent liabilities	275	278	281
Total liabilities	9,441	9,012	18,128
Stockholders' equity (Note 6):
Common stock, $0.0001 par value per share; 200,000,000 shares authorized, 35,513,987 issued and outstanding, September 30, 2017; 30,782,380 shares authorized, 131,644 issued and outstanding, December 31, 2016	4	4	0
Additional paid-in capital	54,813	53,586	(17,578)
Accumulated deficit	(44,915)	(33,615)	(22,604)
Total stockholders’ equity	9,902	19,975	2,448
Total liabilities and stockholders’ equity	$ 19,343	28,987	20,576
Series C
Stockholders' equity (Note 6):
Non-redeemable preferred stock			33,483
Series B-2
Stockholders' equity (Note 6):
Non-redeemable preferred stock			3,641
Series B-1
Stockholders' equity (Note 6):
Non-redeemable preferred stock			5,371
Series A
Stockholders' equity (Note 6):
Non-redeemable preferred stock			$ 135
Scenario, Previously Reported
Current assets:
Cash and cash equivalents		25,764
Unbilled revenue receivable		13
Receivable from related party (Note 12)		17
Prepaid expenses and other assets		912
Total current assets		26,706
Property and equipment, net (Note 4)		1,317
Other noncurrent assets		32
Total assets		28,055
Current liabilities:
Current portion of long-term debt (Note 5)		0
Accounts payable		1,049
Accrued Northwestern University License Agreements fee		0
Accrued legal expenses		251
Accrued payroll-related expenses		718
Accrued expenses and other current liabilities (Note 4)		1,369
Current portion of deferred revenue (Note 3)		1,034
Other accrued expenses		400
Total current liabilities		3,452
Long-term debt, net (Note 4)		4,855
Preferred stock warrant liability (Note 10)		0
Common stock warrant liability (Note 10)		523
Deferred revenue, net of current portion (Note 3)		0
Other noncurrent liabilities		278
Total liabilities		9,108
Stockholders' equity (Note 6):
Common stock, $0.0001 par value per share; 200,000,000 shares authorized, 35,513,987 issued and outstanding, September 30, 2017; 30,782,380 shares authorized, 131,644 issued and outstanding, December 31, 2016		4
Additional paid-in capital		53,586
Accumulated deficit		(34,643)
Total stockholders’ equity		18,947
Total liabilities and stockholders’ equity		28,055
Scenario, Previously Reported | Series C
Stockholders' equity (Note 6):
Non-redeemable preferred stock		0
Scenario, Previously Reported | Series B-2
Stockholders' equity (Note 6):
Non-redeemable preferred stock		0
Scenario, Previously Reported | Series B-1
Stockholders' equity (Note 6):
Non-redeemable preferred stock		0
Scenario, Previously Reported | Series A
Stockholders' equity (Note 6):
Non-redeemable preferred stock		$ 0